Subsequent Events - Additional Information (Detail) shares in Millions				12 Months Ended
	Mar. 13, 2020 USD ($)	Mar. 06, 2020 USD ($)	Mar. 04, 2020	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 24, 2020 USD ($) shares	Mar. 24, 2020 $ / shares	Jan. 08, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Gain (loss) on sale of business				$ 32,000,000
Treasury shares									$ 8,000,000	$ 10,000,000
Reduction of Debt securities	$ 521,000,000
Revolving credit facility									$ 1,135,000,000
Breedon Group Plc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration Sale Of Assets								$ 235,000,000
Debt								$ 31,000,000
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership Percentage		75.00%
Gain (loss) on sale of business		$ 665,000,000
Proceeds from divestiture		$ 499,000,000
Number Of Shares Cumulatively Repurchased In Shares | shares						378.2
Share price | $ / shares							$ 5.01
Treasury shares						$ 83,200
Revolving credit facility					$ 1,135,000,000
Events after reporting period [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			66.78%
Events after reporting period [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			75.66%